Katherine P. Feld              [logo] OppenheimerFunds
Vice President &                    Oppenheimer Management Corporation
Associate Counsel                   Two World Trade Center
                                    New York, NY 10048-0203
                                    212 323-0200    Fax 212 323-0558




                                      November 30, 1995


VIA EDGAR


Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

     Re:  Oppenheimer Global Emerging Growth Fund
          Reg. No. 33-18285, File No. 811-5381

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") on behalf of Oppenheimer Global Emerging Growth Fund accompanied by an opinion of counsel for the registration of additional shares of the above Fund. No filing fee is payable. The Fund has previously registered an indefinite number of shares pursuant to Rule 24f-2.

     The purpose of the Notice was to make definite the registration of 2,689,003 shares of the Fund in reliance on Rule 24f-2.

                                      Very truly yours,

                                      /s/ Katherine P. Feld

                                      Katherine P. Feld
                                      Vice President &
                                      Associate Counsel
                                      (212) 323-0252

KPF/gl
Enclosures

cc:Ronald M. Feiman, Esq.
   Robert Bishop
   Gloria LaFond


SEC/750-24f2.COV

Rule 24f-2 Notice for Oppenheimer Global Emerging Growth Fund

Two World Trade Center, New York, New York 10048-0203

(Registration No. 33-18285, File No. 811-5381)


   NOTICE IS HEREBY GIVEN that Oppenheimer Global Emerging Growth Fund having previously filed in its registration statement a declaration that an indefinite number of its shares of beneficial interest were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

     (i)    This Notice is being filed for the fiscal year ended September
            30, 1995.

     (ii) No shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

     (iii) No shares were registered other than pursuant to this Rule during the above fiscal year.

     (iv) The number of shares sold during the above fiscal year was 2,689,003(1):

     (v) 2,689,003 shares were sold during the above fiscal year in reliance upon registration pursuant to this Rule.

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this Notice to be signed on its behalf this 27th day of November, 1995.

                          Oppenheimer Global Emerging Growth Fund



                          By: /s/ Andrew J. Donohue
                          --------------------------------
                              Andrew J. Donohue, Secretary


_________________

(1)The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940. Based upon an actual aggregate sales price for which such securities were sold during the previous fiscal year $47,809,400, reduced by an actual redemption price of securities of the issuer redeemed during such previous fiscal year of $57,504,969, no filing fee is payable. Shares redeemed in excess of shares sold to be re-registered total 681,266.


SEC/750-24f2

               GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 West 47th Street                                   New York, N.Y. 10036
Telephone: (212) 626-0800                         Telecopier (212) 626-0799



                               November 29, 1995








Oppenheimer Global Emerging Growth Fund
Two World Trade Center
New York, New York  10048-0203

Ladies and Gentlemen:

          In connection with the public offering of shares of beneficial interest, no par value, of Oppenheimer Global Emerging Growth Fund (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

          It is our opinion that the shares the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

          We hereby consent to the filing of this opinion with said
Notice.

                          Very truly yours,

          /s/ Gordon Altman Butowsky Weitzen Shalov & Wein